Loans to customers (Tables)	12 Months Ended
Dec. 31, 2023
Loans To Customers
Schedule of breakdown of receivables

	2023	2022
Lending to individuals	3,713,770	1,976,499
Loan ECL allowance	(512,134)	(300,223)
Total receivables	3,201,636	1,676,276
Fair value adjustment - portfolio hedge (note 19)	698	(2,836)
Total	3,202,334	1,673,440

Schedule of loans to customers by maturity

	2023		2022
	Amount	%	Amount	%
Installments not overdue due in:
<= 30 days	551,677	14.9%	273,837	13.9%
30 < 60 days	520,450	14.0%	271,682	13.7%
> 60 days	2,495,650	67.1%	1,350,302	68.3%
Total not overdue installments	3,567,777	96.0%	1,895,821	95.9%

Installments overdue by:
<= 30 days	53,986	1.5%	30,509	1.5%
30 < 60 days	32,469	0.9%	18,191	1.0%
60 < 90 days	23,135	0.6%	13,315	0.7%
> 90 days	36,403	1.0%	18,663	0.9%
Total overdue installments	145,993	4.0%	80,678	4.1%
Total	3,713,770	100.0%	1,976,499	100.0%

Schedule of credit loss allowance by stages

	2023
	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio
Stage 1	2,831,131	76.2%	145,341	28.4%	5.1%

Stage 2	648,296	17.5%	223,982	43.7%	34.5%
Absolute Trigger (Days Late)	138,919	21.4%	113,649	50.7%	81.8%
Relative Trigger (PD deterioration)	509,377	78.6%	110,333	49.3%	21.7%

Stage 3	234,343	6.3%	142,811	27.9%	60.9%
Total	3,713,770	100.0%	512,134	100.0%	13.8%

	2022
	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio
Stage 1	1,521,040	77.0%	76,454	25.5%	5.0%

Stage 2	351,166	17.8%	148,233	49.3%	42.2%
Absolute Trigger (Days Late)	87,841	25.0%	75,612	51.0%	86.1%
Relative Trigger (PD deterioration)	263,325	75.0%	72,621	49.0%	27.6%

Stage 3 (i)	104,293	5.2%	75,536	25.2%	72.4%
Total	1,976,499	100.0%	300,223	100.0%	15.2%

Schedule of credit loss allowance - by credit quality vs stages

	2023
	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio
Strong (PD < 5%)	1,437,136	38.7%	14,129	2.8%	1.0%
Stage 1	1,396,591	97.2%	13,441	95.1%	1.0%
Stage 2	40,545	2.8%	688	4.9%	1.7%

Satisfactory (5% <= PD <= 20%)	1,228,949	33.1%	69,361	13.5%	5.6%
Stage 1	1,081,293	88.0%	59,291	85.5%	5.5%
Stage 2	147,656	12.0%	10,070	14.5%	6.8%

Higher Risk (PD > 20%)	1,047,685	28.2%	428,644	83.7%	40.9%
Stage 1	353,247	33.7%	72,609	17.0%	20.6%
Stage 2	460,095	43.9%	213,224	49.7%	46.3%
Stage 3	234,343	22.4%	142,811	33.3%	60.9%
Total	3,713,770	100.0%	512,134	100.0%	13.8%

	2022
	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio
Strong (PD < 5%)	832,448	42.1%	9,344	3.1%	1.1%
Stage 1	819,605	98.5%	9,093	97.3%	1.1%
Stage 2	12,843	1.5%	251	2.7%	2.0%

Satisfactory (5% <= PD <= 20%)	642,099	32.5%	40,852	13.6%	6.4%
Stage 1	583,925	90.9%	36,228	88.7%	6.2%
Stage 2	58,174	9.1%	4,624	11.3%	7.9%

Higher Risk (PD > 20%)	501,952	25.4%	250,027	83.3%	49.8%
Stage 1	117,510	23.4%	31,133	10.4%	26.5%
Stage 2	280,149	55.8%	143,358	47.8%	51.2%
Stage 3	104,293	20.8%	75,536	25.2%	72.4%
Total	1,976,499	100.0%	300,223	100.0%	15.2%

Schedule of credit quality classification

	Stage 1 and 2		Stage3
Default grade	Probability of default	Credit quality description	Probability of default	Credit quality description
1	<1%	Strong
2	1.0% to 5.0%	Strong
3	5.0% to 20.0%	Satisfactory
4	20.0% to 35.0%	Higher Risk
5	>35%	Higher Risk	100%	Higher Risk

Schedule of credit allowance

	2023
	Stage 1	Stage 2	Stage 3	Total

Credit loss allowance at beginning of year	76,454	148,233	75,536	300,223
Transfers from Stage 1 to Stage 2	(7,551)	7,551	-	-
Transfers from Stage 2 to Stage 1	16,983	(16,983)	-	-
Transfers to Stage 3	(20,574)	(111,067)	131,641	-
Transfers from Stage 3	4,117	4,943	(9,060)	-
Write-offs	-	-	(451,387)	(451,387)
Net increase of loss allowance (note 7)	68,198	177,680	388,478	634,356
New originations (a)	385,391	82,037	18,674	486,102
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	(314,926)	100,038	371,982	157,094
Changes to models used in calculation (b)	(2,267)	(4,395)	(2,178)	(8,840)
Effect of changes in exchange rates (OCI)	7,714	13,625	7,603	28,942
Credit loss allowance at end of the year	145,341	223,982	142,811	512,134
	2022
	Stage 1	Stage 2	Stage 3	Total

Credit loss allowance at beginning of the year	68,926	72,935	55,675	197,536
Transfers from Stage 1 to Stage 2	(6,642)	6,642	-	-
Transfers from Stage 2 to Stage 1	5,946	(5,946)	-	-
Transfers to Stage 3	(18,294)	(60,238)	78,532	-
Transfers from Stage 3	647	619	(1,266)	-
Write-offs	-	-	(408,605)	(408,605)
Net increase of loss allowance (note 7)	21,986	131,510	348,347	501,843
New originations (a)	217,837	45,537	9,176	272,550
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	(212,730)	82,776	337,509	207,555
Changes to models used in calculation (b)	16,879	3,197	1,662	21,738
Effect of changes in exchange rates (OCI)	3,885	2,711	2,853	9,449
Credit loss allowance at end of the year	76,454	148,233	75,536	300,223

	2021
	Stage 1	Stage 2	Stage 3	Total

Credit loss allowance at beginning of year	10,532	7,136	8,542	26,210
Transfers from Stage 1 to Stage 2	(780)	780	-	-
Transfers from Stage 2 to Stage 1	685	(685)	-	-
Transfers to Stage 3	(1,212)	(904)	2,116	-
Transfers from Stage 3	16	142	(158)	-
Write-offs	-	-	(13,223)	(13,223)
Net increase of loss allowance (note 7)	62,363	69,152	60,563	192,078
New originations (a)	159,299	28,281	6,237	193,817
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	(93,269)	35,759	54,297	(3,213)
Changes to models used in calculation (b)	(3,667)	5,112	29	1,474
Effect of changes in exchange rates (OCI)	(2,678)	(2,686)	(2,165)	(7,529)
Credit loss allowance at end of the year	68,926	72,935	55,675	197,536
(a)	Considers all accounts originated from the beginning to the end of the period. ECL effects presented in the table were calculated as if risk parameters at the beginning of the period were applied.
(b)	Changes to models occurred during the period include calibration of ECL parameters reflecting changes in the Company’s underwriting and collections strategies and inclusion of more recent risk and recoveries data.

Schedule of net change of gross carrying amount includes acquisitions, payments, and interest accruals

	2023
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of year	1,521,040	351,166	104,293	1,976,499
Transfers from Stage 1 to Stage 2	(81,641)	81,641	-	-
Transfers from Stage 2 to Stage 1	70,293	(70,293)	-	-
Transfers to Stage 3	(159,879)	(186,661)	346,540	-
Transfers from Stage 3	4,548	5,676	(10,224)	-
Write-offs	-	-	(451,387)	(451,387)
Net increase of gross carrying amount	1,311,806	428,807	232,682	1,973,295
Effect of changes in exchange rates (OCI)	164,964	37,960	12,439	215,363
Gross carrying amount at end of the year	2,831,131	648,296	234,343	3,713,770

	2022
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of year	1,129,522	200,040	62,788	1,392,350
Transfers from Stage 1 to Stage 2	(63,015)	63,015	-	-
Transfers from Stage 2 to Stage 1	31,475	(31,475)	-	-
Transfers to Stage 3	(149,355)	(112,901)	262,256	-
Transfers from Stage 3	735	701	(1,436)	-
Write-offs	-	-	(408,605)	(408,605)
Net increase of gross carrying amount	515,802	223,713	186,632	926,147
Effect of changes in exchange rates (OCI)	55,876	8,073	2,658	66,607
Gross carrying amount at end of the year	1,521,040	351,166	104,293	1,976,499
	2021
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of year	168,744	22,634	9,526	200,904
Transfers from Stage 1 to Stage 2	(8,535)	8,535	-	-
Transfers from Stage 2 to Stage 1	3,279	(3,279)	-	-
Transfers to Stage 3	(11,069)	(3,324)	14,393	-
Transfers from Stage 3	18	160	(178)	-
Write-offs	-	-	(14,676)	(14,676)
Net increase of gross carrying amount	1,020,838	182,800	56,160	1,259,798
Effect of changes in exchange rates (OCI)	(43,753)	(7,486)	(2,437)	(53,676)
Gross carrying amount at end of the year	1,129,522	200,040	62,788	1,392,350